Paras Madho
Director
Securities Operations

07085555

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

Certwys

1-13255

RECD S.E.C.
DEC 19 2007
1086

December 19, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
DEC 26 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SOLUTIA INC., Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 18, 2007. Tentative listing date – December 20, 2007.

Sincerely,

Paras Madho

END